Stockholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders Equity [Line Items]
Schedule of Warrant Transactions	The following table summarizes the Company’s warrant transactions during the six months ended June 30, 2024 and the year ended December 31, 2023:
	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2022	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	(16,000,000)	-0.03
Outstanding at year ended December 31, 2023	87,500,000	$0.091
Granted	-	-
Exercised	-	-
Expired	(80,000,000)	-0.092
Outstanding at quarter ended June 30, 2024	7,500,000	$0.091
The following table summarizes the Company’s warrant transactions during the year ended December 31, 2023 and year ended December 2022:
	Number of Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2021	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at year ended December 31, 2022	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	(16,000,000)	-0.03
Outstanding at year ended December 31, 2023	87,500,000	$0.091